Schedule of Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2012	$ 197
2013	196
2014	197
2015	199
2016	202
2017 - 2021	1,024
Postretirement Benefits Before Medicare Part D Subsidy
Defined Benefit Plan Disclosure [Line Items]
2012	11
2013	11
2014	10
2015	10
2016	10
2017 - 2021	49
Medicare Part D Subsidy
Defined Benefit Plan Disclosure [Line Items]
2012	1
2013	1
2014	1
2015	1
2016	1
2017 - 2021	$ 2